Other Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other income
Interest and Other	$ 14,234	$ 20,737	$ 63,392	$ 47,223	$ 70,187	$ 48,202	$ 61,741
Total	23,167	34,089	96,269	81,848	123,250	57,910	61,741
AeroTurbine
Other income
Revenue : Engines, airframes, parts and supplies	78,955	81,267	233,974	226,261
Cost of sales	(70,022)	(67,915)	(201,097)	(191,636)
Gross profit	$ 8,933	$ 13,352	$ 32,877	$ 34,625